Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019
Disclosure of Leases [Line Items]
Right-of-use assets	$ 4,049					$ 4,556
Lease liabilities	4,104					4,623
Current	900	$ 0	[1]	$ 0	[1],[2]	1,415
Non-current	3,204	0	[1]	0	[1],[2]	$ 3,208
Weighted-average discount rate as at January 1, 2019						14.20%
Additions	847
Depreciation expense	(1,354)
Additions	732
Interest on lease contracts (see Note 15)	622	$ 0		$ 0
Foreign exchange gain (loss)	49
Payments	(1,922)
Rental charges	810
Real-estate
Disclosure of Leases [Line Items]
Right-of-use assets	3,942					$ 4,159
Additions	847
Depreciation expense	(1,064)
IT and office equipment
Disclosure of Leases [Line Items]
Right-of-use assets	107					397
Depreciation expense	$ (290)
IFRS 16
Disclosure of Leases [Line Items]
Right-of-use assets						4,563
Lease liabilities						4,623
Current						1,404
Non-current						$ 3,226

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.